Balance Sheets (FY) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 14,642	$ 4,736
Marketable securities	0
Restricted cash	3,277	0
Customer funds	20,924	21,126
Accounts receivable, net of allowance for doubtful accounts of $227 and $409, respectively	23,009	19,658
Prepaid expenses	2,961	3,368
Deferred implementation, commission and other costs, current	4,718	4,751
Other current assets	4,108
Other current assets	831	851
Total current assets	70,362	54,490
Property and equipment, net	16,650	18,285
Goodwill	36,956	36,956
Intangible assets, net	9,534	11,760
Deferred implementation and commission costs, non-current	8,677	7,887
Other assets	5,361	1,318
Total assets	147,540	130,696
Current liabilities:
Customer funds payable	20,924	21,126
Current portion of debt and capital lease obligations, net of deferred financing costs	380	876
Accounts payable	1,646	3,303
Accrued expenses and other	26,341	14,378
Accrued expenses and other current liabilities	27,247
Deferred revenue	14,895	11,868
Other current liabilities	906	1,148
Total current liabilities	65,092	52,699
Long-term debt and capital lease obligations, net of current portion and deferred financing costs	43,295	28,142
Customer postage deposits	10,418	10,455
Deferred revenue, net of current portion	14,861	13,200
Deferred taxes	768	572
Other long-term liabilities	9,296	9,162
Total liabilities	143,730	114,230
Commitments and contingencies (Note 11)
Stockholders' equity:
Preferred Stock, $0.0001 par value, 10,000,000 shares authorized; no shares issued and outstanding at December 31, 2020 and 2019, respectively	0	0
Additional paid-in capital	148,677	144,306
Accumulated deficit	(144,877)	(127,850)
Total stockholders' equity	3,810	16,466
Total liabilities and stockholders' equity	147,540	130,696
Class 1 Common Stock [Member]
Stockholders' equity:
Common Stock	9	9
Class 2 Common Stock [Member]
Stockholders' equity:
Common Stock	$ 1	$ 1